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SUPPLEMENT DATED JUNE 25, 2014

TO PROSPECTUS DATED APRIL 29, 2011
FOR FUTURITY ACCUMULATOR II VARIABLE UNIVERSAL LIFE

TO PROSPECTUS DATED NOVEMBER 3, 2008
FOR FUTURITY SURVIVORSHIP II VARIABLE UNIVERSAL LIFE

TO PROSPECTUS DATED MAY 1, 2008
FOR FUTURITY PROTECTOR II VARIABLE UNIVERSAL LIFE

ISSUED BY SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
SUN LIFE (N.Y.) VARIABLE ACCOUNT D

This supplement contains information about the investment options that are available under your Contract.

Effective August 11, 2014, the name of the DWS Small Cap Index VIP Fund will be changed to Deutsche Small Cap Index VIP Fund and the name of the DWS Small Mid Cap Value VIP Fund will be changed to Deutsche Small Mid Cap Value VIP Fund.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.